EXPLORATION AND EVALUATION ASSETS DISCLOSURE: SCHEDULE OF EXPLORATION AND EVALUATION ASSETS, table (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Exploration and evaluation assets	$ 969,445	$ 700,852	$ 803,251
Foreign currency translation effect	10,093	(102,399)
Exploration and evaluation assets, changes	258,500
Farellon Project, Farellon
Exploration and evaluation assets, gross	400,101	394,421	452,048
Foreign currency translation, gross	5,680	(57,627)
Farellon Project, Quina
Exploration and evaluation assets, gross	154,214	152,025	174,237
Foreign currency translation, gross	2,189	(22,212)
Farellon Project, Exeter
Exploration and evaluation assets, gross	156,630	154,406	$ 176,966
Foreign currency translation, gross	2,224	(22,560)
Farellón Project
Exploration and evaluation assets	710,945	700,852
Foreign currency translation effect	10,093
Point Piche Project
Exploration and evaluation assets, gross		$ 0
Exploration and evaluation assets	93,000
Exploration and evaluation assets, changes	93,000
Larder Lake Project
Exploration and evaluation assets	165,500
Exploration and evaluation assets, changes	$ 165,500